NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2021
Ayala Pharmaceuticals Inc [Member]
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

10. Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of the loss per share for the period presented (in thousands, except for share data):

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Numerator:
Net loss	$40,254	$30,146
Denominator:
Weighted-average number of shares used to compute net loss per share, basic and diluted	14,398,905	9,860,610

The calculation of basic and diluted Loss Per Share includes 1,333,333 and 1,155,555 weighted average warrants with an exercise price of $0.01 for the year ended December 31, 2021, respectively.

The following potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect: 466,666 shares of common stock and 900,789 options outstanding to purchase common stock as of December 31, 2021.

The following potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect: 3,679,778 shares of Series A Preferred Stock, and 3,750,674 shares of Series B Preferred Stock, that were converted on IPO and 695,674 options outstanding to purchase common stock as of December 31, 2020.